Consolidated Statements Of Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total Quest Software, Inc. Stockholders' Equity [Member]	Redeemable Noncontrolling Interest [Member]	Total
BALANCE, value at Dec. 31, 2007
Cumulative adjustments (As Adjusted [Member])			$ (6,471)			$ (6,471)		$ (6,471)
BALANCE, value at Dec. 31, 2008 (As Previously Reported [Member])	94	740,887	132,771			873,752		873,752
BALANCE, shares at Dec. 31, 2008 (As Previously Reported [Member])	94,298,000
BALANCE, value at Dec. 31, 2008	94	740,887	126,300			867,281		867,281
BALANCE, shares at Dec. 31, 2008	94,298,000
Common stock issued under stock-based compensation plans, value	4	43,260				43,264		43,264
Common stock issued under stock-based compensation plans, shares	3,752,000
Net tax benefit (deficiency) related to stock-based compensation		4,867				4,867		4,867
Repurchase of common stock, value	(8)	(111,009)				(111,017)		(111,017)
Repurchase of common stock, shares	(7,848,000)
Fees related to the repurchase of common stock		(1,431)				(1,431)		(1,431)
Cash settlement of equity based awards		(1,268)				(1,268)		(1,268)
Compensation expense associated with stock-based payments		14,079				14,079		14,079
Comprehensive Income:
Unrealized gain (loss) on available-for-sale securities, net of tax				(9)		(9)		(9)
Unrealized gain (loss) on foreign currency hedges, net of tax				196		196		196
Net income (loss) at Jan. 01, 2009 (As Previously Reported [Member])								70,359
Net income (loss)			68,176			68,176		68,176
Comprehensive income (loss)						68,363		68,363
BALANCE, value at Dec. 31, 2009	90	689,385	194,476	187		884,138		884,138
BALANCE, shares at Dec. 31, 2009	90,202,000
Common stock issued under stock-based compensation plans, value	5	62,499				62,504		62,504
Common stock issued under stock-based compensation plans, shares	4,954,000
Net tax benefit (deficiency) related to stock-based compensation		(3,071)				(3,071)		(3,071)
Repurchase of common stock, value	(2)	(37,361)				(37,363)		(37,363)
Repurchase of common stock, shares	(2,263,000)							(2,300,000)
Fees related to the repurchase of common stock		(9)				(9)		(9)
Cash settlement of equity based awards		(3,421)				(3,421)		(3,421)
Compensation expense associated with stock-based payments		21,618				21,618		21,618
Comprehensive Income:
Unrealized gain (loss) on available-for-sale securities, net of tax				290		290		290
Unrealized gain (loss) on foreign currency hedges, net of tax				359		359		359
Net income (loss) at Jan. 01, 2010 (As Previously Reported [Member])								98,567
Net income (loss)			95,722			95,722		95,722
Comprehensive income (loss)						96,371		96,371
BALANCE, value at Dec. 31, 2010 (As Previously Reported [Member])								1,032,266
BALANCE, value at Dec. 31, 2010	93	729,640	290,198	836		1,020,767		1,020,767
BALANCE, shares at Dec. 31, 2010	92,893,000							92,893,000
Common stock issued under stock-based compensation plans, value	2	32,305				32,307		32,307
Common stock issued under stock-based compensation plans, shares	2,183,000
Repurchase of common stock, value	(12)	(261,516)				(261,528)		(261,528)
Repurchase of common stock, shares	11,928,000							(11,900,000)
Fees related to the repurchase of common stock		(239)				(239)		(239)
Cash settlement of equity based awards		(3,161)				(3,161)		(3,161)
Compensation expense associated with stock-based payments		24,624				24,624		24,624
Noncontrolling interest assumed related to acquisition					13,022		13,836	13,022
Comprehensive Income:
Unrealized gain (loss) on available-for-sale securities, net of tax				(315)		(315)		(315)
Unrealized gain (loss) on foreign currency hedges, net of tax				(729)		(729)		(729)
Net loss attributable to noncontrolling interest					(73)		8,164	(73)
Net income (loss) at Jan. 01, 2011 (As Previously Reported [Member])								43,975
Net income (loss)			42,859			42,859		42,859
Comprehensive income (loss)					(73)	41,815	8,164	41,742
BALANCE, value at Dec. 31, 2011 (As Previously Reported [Member])								880,149
BALANCE, value at Dec. 31, 2011	$ 83	$ 521,653	$ 333,057	$ (208)	$ 12,949	$ 854,585	$ 22,000	$ 867,534
BALANCE, shares at Dec. 31, 2011	83,148,000							83,148,000